10-K Reserve for Losses and Loss Adjustment Expenses - Reconciliation of Beginning and Ending Reserve Balances (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross reserves for losses and loss adjustment expenses, beginning of year			$ 431,186	$ 207,051	$ 207,051	$ 47,952
Reinsurance recoverable on unpaid losses, beginning of year			136,273	63,381	63,381	13,945
Net reserves for unpaid losses and loss adjustment expenses, beginning of year			294,913	143,670	143,670	34,007
Net incurred losses and loss adjustment expenses related to:
Current accident year			113,338	70,411	166,282	114,067
Prior accident years			0	457	0	(2,306)
Net losses and loss adjustment expenses	$ 59,018	$ 37,409	113,338	70,868	166,282	111,761
Net paid losses and loss adjustment expenses related to:
Current accident year			874	532	1,814	1,030
Prior accident years			9,502	6,092	13,225	1,068
Liability for unpaid claims and claims adjustment expense, claims paid, total			10,376	6,624	15,039	2,098
Net reserves for unpaid losses and loss adjustment expenses, end of period	397,875	207,914	397,875	207,914	294,913	143,670
Reinsurance recoverable on unpaid losses, end of period	190,030	93,588	190,030	93,588	136,273	63,381
Gross reserves for losses and loss adjustment expenses, end of period	$ 587,905	$ 301,502	$ 587,905	$ 301,502	$ 431,186	$ 207,051